EARNINGS PER SHARE (Tables)	12 Months Ended
Sep. 30, 2015
EARNINGS PER SHARE
Schedule of computations of basic and diluted earnings per share

	Years Ended September 30,
	2015	2014	2013
Net income	$14,127,447	$11,033,362	$9,809,059

Add (less):
(Loss) benefit from repurchase of preferred stock, net	—	(26,815)	22,604
Preferred dividends declared	—	(705,520)	(1,234,529)
Accretion of discount on preferred stock	—	(77,917)	(307,647)

Income available for common shares	$14,127,447	$10,223,110	$8,289,487

Weighted average common shares outstanding - basic	11,825,104	11,154,695	10,892,136
Effect of dilutive securities:
Treasury stock held in equity trust - unvested shares	125,484	205,257	192,851
Equivalent shares - employee stock options and awards	113,768	210,081	47,954

Weighted average common shares outstanding - diluted	12,064,356	11,570,033	11,132,941

Earnings per share:
Basic	$1.19	$0.92	$0.76
Diluted	1.17	0.88	0.74